SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Basis of Presentation
The accompanying unaudited interim financial statements and related notes have been prepared on the accrual basis of accounting in conformity with GAAP and in conformity with the rules and regulations of the SEC applicable to interim financial information. The unaudited interim financial statements reflect all adjustments that, in the opinion of management, are necessary for the fair presentation of the Company’s results of operations and financial condition as of and for the periods presented. The historical financial statements of the Company for the periods prior to the completion of the Spin-Off are prepared from AFC’s historical accounting records and are presented on a standalone basis as if the Company’s operations have been conducted independently from AFC.
The aggregate net effect of transactions between the Company and related parties that have been historically settled other than in cash are reflected in the Balance Sheets as Member’s Equity and Shareholder’s Equity and in the Statements of Cash Flows as Net Transfers and Distributions From (to) Former Parent. For additional information, see Note 12, “Related Party Transactions,” and Note 8, “Shareholders’ Equity.”
The current period’s results of operations will not necessarily be indicative of results that ultimately may be realized for the year ending December 31, 2024.

Use of Estimates in the Preparation of Financial Statements
Use of Estimates in the Preparation of Financial Statements
The preparation of the financial statement in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenue and expenses during the period. Accordingly, actual results could differ materially from those estimates under different assumptions and conditions.
Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Actual results could differ from those estimates. Significant estimates include the current expected credit losses (“CECL”).

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include funds on deposit with financial institutions, including demand deposits with financial institutions. Cash and short-term investments with an original maturity of three months or less when acquired are considered cash and cash equivalents for the purpose of the balance sheets and statements of cash flows.

Concentration of Credit Risks
Concentration of Credit Risks
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company places its cash and cash equivalents with financial institutions, and, at times, cash held exceeds the Federal Deposit Insurance Corporation insured limit. The Company seeks to manage this credit risk by monitoring the financial institutions and their ability to continue in business for the foreseeable future.

Revenue Recognition	Revenue Recognition Interest income relates to interest income earned from bank deposits. Interest income is recognized from interest bearing bank accounts and revenue is recognized as it is earned.
Income Taxes
Income Taxes
SUNS is a wholly-owned subsidiary of AFCG, and is a disregarded entity for tax purposes, and does not file a tax return. The Company’s entire share of taxable income or loss is included in the tax return of AFCG.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
The Company considered the applicability and impact of all Accounting Standard Updates (“ASU”) issued by the Financial Accounting Standards Board (“FASB”). Recently issued ASU’s were assessed and determined either to be not applicable or expected to have minimal impact on the Company’s financial statements.
Recent Accounting Pronouncements
The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act (“JOBS Act”). Section 107 of the JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. In other words, an “emerging growth company” can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has elected to take advantage of this extended transition period. As a result, the Company will not be subject to the same implementation timing for new or revised accounting standards as other public companies that are not emerging growth companies, which may make comparison of the Company’s financials to those of other public companies more difficult.
In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07—Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”) to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024; early adoption is permitted. The amendments should be applied retrospectively to all prior periods presented in the financial statements. Upon transition, the segment expense categories and amounts disclosed in the prior periods should be based on the significant segment expense categories identified and disclosed in the period of adoption. The Company is currently evaluating the impact of the update on the Company’s future financial statements.
In December 2023, the FASB issued ASU 2023-09—Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 improves the transparency of income tax disclosures related to rate reconciliation and income taxes. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments should be applied prospectively, however retrospective application is permitted. The Company does not currently anticipate that adoption of ASU 2023-09 will have a material impact on the financial statements.

Current Expected Credit Losses
The Company estimates its current expected credit losses on both the outstanding balances and unfunded commitments on loans held for investment and requires consideration of a broader range of historical experience adjusted for current conditions and reasonable and supportable forecast information to inform the “CECL Reserve” using a model that considers multiple datapoints and methodologies that may include discounted cash flows (“DCF”) and other inputs, which may include the risk rating of the loan, how recently the loan was originated compared to the measurement date and expected prepayment, if applicable. Calculation of the CECL Reserve requires loan specific data, which may include the fixed charge coverage ratio, loan-to-value ratio, property type and geographic location. Estimating the CECL Reserve also requires significant judgment with respect to various factors, including but not limited to, the expected timing of loan repayments and the Company’s current and future view of the macroeconomic environment. The Company may consider loan-specific qualitative factors on certain loans to estimate its CECL Reserve, which may include (i) whether cash from the borrower’s operations is sufficient to cover the debt service requirements currently and into the future, (ii) the ability of the borrower to refinance the loan and (iii) the liquidation value of collateral. For loans where the Company has deemed the borrower/sponsor to be experiencing financial difficulty, the Company may elect to apply a practical expedient in which the fair value of the underlying collateral is compared to the amortized cost of the loan in determining a specific CECL allowance.